Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 18,435	$ 17,533	$ 16,589
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,185	1,167	1,090
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	21,302	18,429
Total Investment Assets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,544	4,528
Total Investment Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	9,154	7,909
Total Investment Assets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,185	1,167
Total Investment Assets [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,419	4,825
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	186	367
Cash and short-term investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	61	117
Cash and short-term investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	125	250
Cash and short-term investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	78	38
Canada, U.S. and supranational [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	78	38
Canada, U.S. and supranational [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,336	5,209
Provinces of Canada and Municipalities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,336	5,209
Provinces of Canada and Municipalities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,286	1,903
Corporate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,286	1,903
Corporate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	380	352
Emerging market debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	380	352
Emerging market debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1
Mortgages [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0
Mortgages [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1
Mortgages [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	951	1,021
Private debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1	1
Private debt [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	950	1,020
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	239	181
Canadian Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	245	180
Canadian Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(6)	1
Canadian Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,472	1,828
U.S. Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,581	1,736
U.S. Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(109)	92
U.S. Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,334	2,170
International Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,334	2,170
International Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	735	616
Private equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Private equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(3)	(3)
Private equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Private equities [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	738	619
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	519	439
Real estate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	238	252	249
Real estate [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	281	187
Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,318	1,272
Resource and royalties [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	311	312
Resource and royalties [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	60	45
Resource and royalties [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	947	915	$ 841
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	655	660
Infrastructure [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2	14
Infrastructure [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	653	646
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,357	1,192
Multi Strategy Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1
Multi Strategy Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,356	1,192
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	76	6
Fixed Income Fund [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Fixed Income Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4	4
Fixed Income Fund [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Fixed Income Fund [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	72	2
Commodity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(1)
Commodity Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(1)
Commodity Fund [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	511	385
Equity Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	511	385
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	858	774
Global Macro Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	858	774
Downside Protection [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	12	15
Downside Protection [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	12	13
Downside Protection [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	2
Downside Protection [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Investment-related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(2,960)	(868)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 93	$ (28)